Deferred Revenue - Schedule of Deferred Revenue (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Deferred Revenue				$ 7,753,906
Less Deferred Costs & Expenses				(6,540,688)
Net Deferred Revenue			$ 1,213,218	1,213,218
Less Current Portion				(761,194)
Total Long Term net Deferred Revenue				452,024
Accumulated deficit	$ (39,752,433)	$ (35,554,994)	(35,554,994)
Accumulated deficit			(34,341,776)
Net loss	(635,000)	(949,000)	(5,222,045)	(2,431,175)
Less: Preferred stock - Series C dividend	(47,000)	$ (48,000)	(188,612)
Accumulated deficit	$ (40,432,000)		$ (39,752,433)	$ (35,554,994)